Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 13 - STOCK-BASED COMPENSATION

At the Company's annual stockholders' meeting held on July 14, 2005, stockholders of the Company approved the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan. Under this plan, the Company may grant options to purchase up to 1,495,993 shares of Company common stock and may grant up to 598,397 shares of common stock as restricted stock awards. At March 31, 2012, there were 786 shares remaining for future option grants, and 191 shares remaining available for future restricted stock awards under the plan.

On December 7, 2005, 585,231 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $10.22 per share. Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, 35,000 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $8.84 per share. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2012, 2011 and 2010, approximately $62,000, $52,000 and $706,000, respectively in expense, was recognized in regard to these restricted stock awards. The Company recognized approximately $25,000, $21,000 and $282,000 of income tax benefits resulting from this expense for the years ended March 31, 2012, 2011 and 2010, respectively. The total fair value of stock awards vested during the years ended March 31, 2012, 2011 and 2010 were approximately $75,000, $0, and $967,000, respectively. The expected future compensation expense relating to the 28,000 non-vested restricted shares outstanding at March 31, 2012 is $196,000 over a weighted average period of 3.2 years.

The following is a summary of the status of the Company's restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2010	—
Granted May 26, 2010	35,000	$8.84

Non-vested at March 31, 2011	35,000	8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2012	28,000	$8.84

On August 31, 2005, options to purchase 1,483,510 shares of common stock at $10.24 per share were awarded and will expire no later than ten years following the grant date. Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter. In February 2006, the Company's Board of Directors approved the acceleration of the second twenty percent of the option grants so that those options became fully vested as of March 31, 2006.

On May 26, 2010, options to purchase 164,875 shares of common stock at an exercise price of $8.84 per share were awarded and will expire no later than ten years following the grant date. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on an accelerated attribution basis over the requisite service period. During the years ended March 31, 2012, 2011 and 2010, approximately $127,000, $166,000 and $66,000, respectively, in stock option expense, was recorded net of income tax benefits of $45,000, $60,000 and $18,000, respectively. The expected future compensation expense relating to the 131,900 non-vested options outstanding at March 31, 2012 is $144,000 over the weighted average period of 3.2 years.

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2010	1,327,940	$10.24
Granted	164,875	8.84

Outstanding at March 31, 2011	1,492,815	10.09

Outstanding at March 31, 2012	1,492,815	$10.09	3.94 Years	$514,460

Exercisable at March 31, 2012	1,360,915	$10.21	3.53 Years	$304,739

Shares issued upon the exercise of stock options are issued from treasury stock. The Company has an adequate number of treasury shares available for future stock option exercises.

The fair value of the options granted on August 31, 2005, as computed using the Black-Scholes option-pricing model, was determined to be $2.38 per option based upon the following underlying assumptions: a risk-free interest rate, expected option life, expected stock price volatility, and dividend yield of 4.11%, 6.0 years, 21.56%, and 1.95%, respectively.

The fair value of the options granted on May 26, 2010 as computed using the Black-Scholes option-pricing model, was determined to be $2.65 per option based upon the following assumptions as of the grant date: the risk free interest rate, expected option life, expected stock price volatility, and dividend yield of 2.68%, 6.5 years, 36.55%, and 2.71%, respectively.